Stockholders' Equity	12 Months Ended
Dec. 31, 2017
Stockholders Equity Note [Abstract]
Stockholders' Equity

Note 6 - Stockholders’ Equity

As of December 31, 2017, the Company has 200,000,000 shares of authorized common shares and 2,265,320 shares issued and outstanding, and 10,000,000 of authorized preferred shares, of which none were issued or outstanding.

In the July 2017 Public Offering, the Company issued 18,164,195 units at $0.40 per unit, and 6,835,805 pre-funded units at $0.39 per pre-funded unit, raising gross proceeds of approximately $10 million and net proceeds of approximately $8.8 million.  jVen Capital was one of the investors participating in the offering.  Each unit included one twenty-fifth of a share of common stock and one common warrant to purchase one twenty-fifth of a share of common stock at an exercise price of $10.625 per share.  Each pre-funded unit included one pre-funded warrant to purchase one twenty-fifth of a share of common stock for an exercise price of $0.25 per share, and one common warrant to purchase one twenty-fifth of a share of common stock at an exercise price of $10.625 per share. The common warrants are exercisable immediately and have a five-year term from the date of issuance. At closing, the outstanding Bridge Financing Notes issued to jVen Capital, were repaid in the principal amount of $1 million plus accrued interest of $6,438.  All pre-funded warrants were exercised during the year ended December 31, 2017

In connection with the July 2017 Public Offering, the Company issued to its placement agent 50,000 shares of common stock.  The warrants issued to the Placement Agent have an exercise price of $12.50 per share and are exercisable for five years.

In September 2017, the Company issued 15,842 shares of its common stock with an aggregate value of $110,000 to settle a dispute related to pre-Merger AdvanDx activities.  In October 2017, the Company issued 2,898 shares of its common stock with an aggregate value of $23,245 to a vendor in exchange for consulting services.

On September 13, 2016, the Company entered into the Sales Agreement with Cowen pursuant to which the Company may offer and sell from time to time, up to an aggregate of $25 million of shares of its common stock through Cowen, as sales agent, with initial sales limited to an aggregate of $11.5 million.  Pursuant to the Sales Agreement, Cowen may sell the shares of common stock by any method permitted by law deemed to be an “at the market” offering as defined in Rule 415 of the Securities Act, including, without limitation, sales made by means of ordinary brokers’ transactions on The Nasdaq Capital Market or otherwise at market prices prevailing at the time of sale, in block transactions, or as otherwise directed by the Company. The Company pays Cowen compensation equal to 3.0% of the gross proceeds from the sales of common stock pursuant to the terms of the Sales Agreement. As of December 31, 2017, the Company has sold an aggregate of approximately 372 thousand shares of its common stock under this at the market offering resulting in aggregate net proceeds to the Company of approximately $8.2 million, and gross proceeds of $8.8 million. As of December 31, 2017, remaining availability under the at the market offering is $2.7 million.

In May and June 2016, the Company offered and sold units in a private offering to members of management and employees and to accredited investors, including MGHIF and jVen Capital, each unit consisting of either (i) one twenty-fifth of a share of common stock and a detachable stock purchase warrant to purchase an additional 0.03 shares of common stock, or (ii) one share of non-voting convertible preferred stock and a detachable stock purchase warrant to purchase an additional 0.03 shares of common stock, at a price of $1.14 per unit.  The total net proceeds to the Company, after deducting offering commissions and expenses was $9.5 million.  Pursuant to the private placement the Company issued 269,765 shares of common stock, 2,309,428 of Series A non-voting convertible preferred stock and stock purchase warrants to acquire an additional 271,606 shares of common stock.  Under the purchase agreement, the Company granted registration rights to the investors in the private financing.

Each share of Series A non-voting convertible preferred stock was convertible at the option of the holder in whole or in part and from time to time into one twenty-fifth of a share of common stock, was entitled to dividends on an "as converted basis" when and if dividends are issued to common stockholders, and would have participated in liquidation on a pari passu basis with common stockholders.  The preferred stock was classified as permanent equity.  The stock purchase warrants issued as part of the units are exercisable at $32.8125 per share beginning 90 days after closing for five years, expiring on May 18, 2021.  The warrants are classified as permanent equity at December 31, 2017.  In connection with the issuance of Series A non-voting convertible preferred stock, the Company recognized a beneficial conversion feature of $332,550 as a deemed dividend to the preferred shareholders. Holders of the Series A non-voting convertible preferred stock subsequently converted all 2,309,428 shares of preferred stock into 92,377 shares of common stock.

The Company filed a registration statement on Form S-3 on June 13, 2016 to register for resale by the investors, from time to time, of the shares of common stock acquired, or underlying the warrants issued, in the private offering. On July 20, 2016, the registration statement was declared effective by the SEC.

Stock options

In 2008, the Board adopted, and the stockholders approved, the 2008 Stock Option and Restricted Stock Plan (the “2008 Plan”), pursuant to which the Company’s Board of Directors may grant either incentive or non-qualified stock options or shares of restricted stock to directors, key employees, consultants and advisors.

In April 2015, the Board adopted, and the Company’s stockholders approved, the 2015 Equity Incentive Plan (the “2015 Plan”); the 2015 Plan became effective upon the execution and delivery of the underwriting agreement for the Company’s IPO. Following the effectiveness of the 2015 Plan, no further grants have been made under the 2008 Plan. The 2015 Plan provides for the granting of incentive stock options within the meaning of Section 422 of the Code to employees and the granting of non-qualified stock options to employees, non-employee directors and consultants. The 2015 Plan also provides for the grants of restricted stock, restricted stock units, stock appreciation rights, dividend equivalents and stock payments to employees, non-employee directors and consultants.

Under the 2015 Plan, the aggregate number of shares of the common stock authorized for issuance may not exceed (1) 54,200 plus (2) the sum of the number of shares subject to outstanding awards under the 2008 Plan as of the 2015 Plan’s effective date, that are subsequently forfeited or terminated for any reason before being exercised or settled, plus (3) the number of shares subject to vesting restrictions under the 2008 Plan as of the 2015 Plan’s effective date that are subsequently forfeited. In addition, the number of shares that have been authorized for issuance under the 2015 Plan will be automatically increased on the first day of each fiscal year beginning on January 1, 2016 and ending on (and including) January 1, 2025, in an amount equal to the lesser of (1) 4% of the outstanding shares of common stock on the last day of the immediately preceding fiscal year, or (2) another lesser amount determined by the Company’s Board of Directors. Shares subject to awards granted under the 2015 Plan that are forfeited or terminated before being exercised or settled, or are not delivered to the participant because such award is settled in cash, will again become available for issuance under the 2015 Plan. However, shares that have actually been issued shall not again become available unless forfeited. As of December 31, 2017, 32,411 shares remain available for issuance under the 2015 Plan.

For the years ended December 31, 2017 and 2016, the Company recognized stock compensation expense as follows:

	Year Ended December 31,
	2017	2016
Cost of services	$13,776	$6,003
Research and development	237,103	236,341
General and administrative	603,787	599,550
Sales and marketing	56,732	103,567
	$911,398	$945,461

No income tax benefit for stock-based compensation arrangements was recognized in the consolidated statements of operations due to the Company’s net loss position.

As of December 31, 2017, the Company had unrecognized expense related to its stock options of $1.3 million, which will be recognized over a weighted average period of 8.3 years.

A summary of the status of options granted is presented below as of and for the years ended December 31, 2017 and 2016:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2016	86,431	$65.00	9.1	$1,575,646
Granted	58,546	$35.25
Exercised	(2,660)	$9.00		$79,406
Forfeited	(22,868)	$99.75
Expired	(343)	$212.25
Outstanding at December 31, 2016	119,106	$44.00	8.6	$663,298
Granted	58,324	$17.58
Exercised	(1,167)	$7.01		$11,256
Forfeited	(24,538)	$36.31
Expired	(12,330)	$83.49
Outstanding at December 31, 2017	139,395	$31.16	8.3	$37,339
Vested and expected to vest	139,395	$31.16	8.3	$37,339
Exercisable at December 31, 2017	63,365	$4.73	7.7	$33,575

The total fair value of options vested in the years ended December 31, 2017 and 2016 was $2,086,843 and $1,088,978, respectively. The fair value of each option grant was estimated at the date of grant using the Black-Scholes option pricing model based on the assumptions below:

Year Ended December 31,
	2017	2016
Annual dividend	—	—
Expected life (in years)	5.25 - 6.25	5.25 - 6.25
Risk free interest rate	1.8 - 2.3%	1.2 - 2.2%
Expected volatility	44.2 - 53.0%	42.0 - 49.8%

Restricted stock units

During the year ended December 31, 2017, the Company granted restricted stock units to acquire 11,175 shares of common stock, with a weighted average grant date fair value of $6.93 per share. 6,025 restricted stock units vested and no restricted stock units were forfeited during the year ended December 31, 2017. The Company had 5,900 total restricted stock units outstanding at December 31, 2017.

Stock purchase warrants

At December 31, 2017 and 2016, the following warrants to purchase shares of common stock were outstanding:

			Outstanding at December 31,
Issuance	Exercise Price	Expiration	2017	2016
August 2007	$197.75	August 2017	-	357
March 2008	$19,763.50	March 2018	2	2
November 2009	$197.75	November 2019	267	267
January 2010	$197.75	January 2020	267	267
March 2010	$197.75	March 2020	51	51
November 2011	$197.75	November 2021	209	209
December 2011	$197.75	December 2021	27	27
March 2012	$2,747.50	March 2019	165	165
February 2015	$165.00	February 2025	9,000	9,000
May 2015	$165.00	May 2020	138,310	138,310
May 2016	$32.81	May 2021	189,574	189,574
June 2016	$32.81	May 2021	82,033	82,033
June 2017	$19.50	June 2022	18,754	-
July 2017	$17.25	July 2022	6,349	-
July 2017	$12.50	July 2022	50,000	-
July 2017	$10.63	July 2022	1,000,000	-
			1,495,008	420,262

The warrants listed above were issued in connection with various equity, debt, preferred stock or development contract agreements.